Transamerica Large Cap Value

SCHEDULE OF INVESTMENTS

At January 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS - 98.3%
Aerospace & Defense - 3.4%
Northrop Grumman Corp.	106,645	$ 39,447,986
Textron, Inc.	677,918	46,139,099

		85,587,085

Airlines - 1.2%
Southwest Airlines Co. (A)	689,149	30,846,309

Automobiles - 2.0%
General Motors Co. (A)	948,568	50,017,991

Banks - 10.5%
Bank of America Corp.	2,361,139	108,942,954
JPMorgan Chase & Co.	572,607	85,089,400
Wells Fargo & Co.	1,246,789	67,077,248

		261,109,602

Beverages - 2.5%
PepsiCo, Inc.	355,512	61,688,442

Biotechnology - 2.1%
AbbVie, Inc.	387,744	53,078,276

Capital Markets - 9.0%
BlackRock, Inc.	81,491	67,062,204
Charles Schwab Corp.	1,054,906	92,515,256
State Street Corp.	693,062	65,494,359

		225,071,819

Chemicals - 2.3%
Air Products & Chemicals, Inc.	207,679	58,590,400

Construction & Engineering - 2.0%
Quanta Services, Inc.	493,456	50,687,800

Construction Materials - 2.2%
Martin Marietta Materials, Inc.	140,220	54,562,406

Electric Utilities - 4.0%
Duke Energy Corp.	486,744	51,137,325
Xcel Energy, Inc.	704,753	49,093,094

		100,230,419

Energy Equipment & Services - 2.0%
Schlumberger NV	1,251,902	48,911,811

Entertainment - 2.4%
Walt Disney Co. (A)	427,719	61,150,985

Equity Real Estate Investment Trusts - 4.3%
American Tower Corp.	183,439	46,134,908
Prologis, Inc.	383,380	60,121,652

		106,256,560

Food Products - 3.3%
Mondelez International, Inc., Class A	472,097	31,644,662
Tyson Foods, Inc., Class A	558,371	50,750,340

		82,395,002

Health Care Equipment & Supplies - 1.9%
Baxter International, Inc.	556,618	47,557,442

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services - 5.8%
AmerisourceBergen Corp.	336,284	$ 45,801,881
UnitedHealth Group, Inc.	209,223	98,872,513

		144,674,394

Insurance - 2.2%
Hartford Financial Services Group, Inc.	755,048	54,265,300

Interactive Media & Services - 3.4%
Alphabet, Inc., Class A (A)	31,005	83,901,700

IT Services - 2.0%
Global Payments, Inc.	334,696	50,164,237

Life Sciences Tools & Services - 3.1%
Thermo Fisher Scientific, Inc.	132,120	76,801,356

Machinery - 4.6%
Caterpillar, Inc.	261,279	52,663,395
Parker-Hannifin Corp.	201,767	62,549,788

		115,213,183

Media - 1.5%
Comcast Corp., Class A	771,056	38,545,089

Multiline Retail - 1.9%
Target Corp.	215,235	47,444,251

Oil, Gas & Consumable Fuels - 6.3%
Chevron Corp.	578,143	75,927,520
ConocoPhillips	923,837	81,870,435

		157,797,955

Pharmaceuticals - 4.0%
Bristol-Myers Squibb Co.	776,171	50,365,736
Eli Lilly & Co.	201,817	49,523,874

		99,889,610

Road & Rail - 1.8%
CSX Corp.	1,318,885	45,132,245

Semiconductors & Semiconductor Equipment - 1.9%
Micron Technology, Inc.	564,918	46,475,804

Software - 2.4%
Microsoft Corp.	191,787	59,641,921

Specialty Retail - 2.3%
Lowe’s Cos., Inc.	246,252	58,447,912

Total Common Stocks (Cost $1,922,458,003)		2,456,137,306

	Principal	Value
REPURCHASE AGREEMENT - 2.1%
Fixed Income Clearing Corp., 0.00% (B), dated 01/31/2022, to be repurchased at $52,070,658 on 02/01/2022. Collateralized by a U.S. Government Obligation, 2.88%, due 05/15/2028, and with a value of $53,112,123.	$ 52,070,658	52,070,658

Total Repurchase Agreement (Cost $52,070,658)		52,070,658

Total Investments (Cost $1,974,528,661)		2,508,207,964
Net Other Assets (Liabilities) - (0.4)%		(9,136,116)

Net Assets - 100.0%		$ 2,499,071,848

Transamerica Funds	Page 1

Transamerica Large Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$2,456,137,306	$—	$—	$2,456,137,306
Repurchase Agreement	—	52,070,658	—	52,070,658

Total Investments	$2,456,137,306	$52,070,658	$—	$2,508,207,964

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Rate disclosed reflects the yield at January 31, 2022.
(C)	There were no transfers in or out of Level 3 during the period ended January 31, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

Transamerica Funds	Page 2

Transamerica Large Cap Value

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica Large Cap Value (the “Fund”) is a series of the Transamerica Funds.

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 3